Nature of Operations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2019	Jun. 30, 2019	Jun. 30, 2020	Feb. 08, 2019
Schedule of Equity Method Investments [Line Items]
Amount of shares		$ 16,048
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Camtek shares acquired	20.50%
Number of Shares issued	6,117,440
Cash transaction	$ 58,100
Issuance of shares	1,700,000
Amount of shares	$ 16,200
Per share price	$ 9.50
Percentage of premium				29.00%
PCB [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%
Cash payment to be received for sale of discontinued operations			$ 32,000
Additional cash payment to be received for sale of discontinued operations			$ 1,257
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			23.73%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			20.00%